Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2012
U.S. federal agency	$8,045	$360	$—	$8,405
State and municipal	42,161	3,479	(26)	45,614
Mortgage-backed securities – residential	11,819	572	(6)	12,385
Government agency sponsored collateralized mortgage obligations	54,070	1,198	(112)	55,156
Corporate debt securities	3,959	110	(9)	4,060

Total	$120,054	$5,719	$(153)	$125,620

	Amortized Costs	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2011
U.S. federal agency	$12,187	$414	$—	$12,601
State and municipal	40,012	3,094	—	43,106
Mortgage-backed securities – residential	30,946	872	(29)	31,789
Government agency sponsored collateralized mortgage obligations	43,491	1,001	(14)	44,478

Total	$126,636	$5,381	$(43)	$131,974

Sales of securities available for sale

	2012	2011

Proceeds	$28,059	$39,873
Gross gains	526	687
Gross losses	(152)	(60)

Amortized cost and fair value of debt securities by contractual maturity

	December 31, 2012
	Amortized Cost	Fair Value

Due in one year or less	$—	$—
Due from one to five years	15,682	16,385
Due from five to ten years	16,683	17,853
Due after ten years	21,800	23,841

Subtotal	54,165	58,079
Mortgage-backed securities and CMOs	65,889	67,541

Total	$120,054	$125,620

Fair value of securities with unrealized losses, aggregated by investment category and length of time

December 31, 2012	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

State and municipal	$1,611	$(26)	$—	$—	$1,611	$(26)
Mortgage-backed securities – residential	1,012	(6)	—	—	1,012	(6)
Government agency sponsored collateralized mortgage obligations	12,392	(112)			12,392	(112)
Corporate debt securities	1,489	(9)	—	—	1,489	(9)

Total temporarily impaired	$16,504	$(153)	$—	$—	$16,504	$(153)

December 31, 2011	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Mortgage-backed securities – residential	$5,646	$(29)	$—	$—	$5,646	$(29)
Government agency sponsored collateralized mortgage obligations	2,147	(14)	—	—	2,147	(14)

Total temporarily impaired	$7,793	$(43)	$—	$—	$7,793	$(43)